Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income		£ 6,128	£ 6,323
Non-interest income/(expense)		7,149	7,199
Total income		13,277	13,522
Operating costs		(7,997)	(8,030)
UK regulatory levies	[1]	(120)	0
Litigation and conduct		(64)	(32)
Operating expenses		(8,181)	(8,062)
Other net income/(expenses)		16	(2)
Profit before impairment		5,112	5,458
Credit impairment (charges)/ releases		(897)	(896)	£ (1,881)
Profit before tax		4,215	4,562
Total assets		1,576,634		1,477,487
Total liabilities		1,504,801		1,405,623
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Net interest income		3,146	3,278
Non-interest income/(expense)		567	644
Total income		3,713	3,922
Operating costs		(2,048)	(2,182)
UK regulatory levies		(54)	0
Litigation and conduct		(6)	3
Operating expenses		(2,108)	(2,179)
Other net income/(expenses)		0	0
Profit before impairment		1,605	1,743
Credit impairment (charges)/ releases		(66)	(208)
Profit before tax		1,539	1,535
Total assets		293,000		293,100
Total liabilities		262,500		264,200
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income		573	609
Non-interest income/(expense)		304	326
Total income		877	935
Operating costs		(456)	(423)
UK regulatory levies		(30)	0
Litigation and conduct		0	0
Operating expenses		(486)	(423)
Other net income/(expenses)		0	2
Profit before impairment		391	514
Credit impairment (charges)/ releases		(23)	60
Profit before tax		368	574
Total assets		64,000		61,500
Total liabilities		86,400		85,900
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income		362	367
Non-interest income/(expense)		270	191
Total income		632	558
Operating costs		(434)	(326)
UK regulatory levies		(3)	0
Litigation and conduct		1	0
Operating expenses		(436)	(326)
Other net income/(expenses)		0	0
Profit before impairment		196	232
Credit impairment (charges)/ releases		3	(10)
Profit before tax		199	222
Total assets		35,800		32,000
Total liabilities		65,200		60,900
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income		465	714
Non-interest income/(expense)		5,882	5,598
Total income		6,347	6,312
Operating costs		(3,858)	(3,845)
UK regulatory levies		(33)	0
Litigation and conduct		(11)	1
Operating expenses		(3,902)	(3,844)
Other net income/(expenses)		0	(1)
Profit before impairment		2,445	2,467
Credit impairment (charges)/ releases		(34)	(102)
Profit before tax		2,411	2,365
Total assets		1,113,800		1,019,100
Total liabilities		997,100		904,500
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income		1,334	1,256
Non-interest income/(expense)		344	337
Total income		1,678	1,593
Operating costs		(796)	(828)
UK regulatory levies		0	0
Litigation and conduct		(4)	(4)
Operating expenses		(800)	(832)
Other net income/(expenses)		0	0
Profit before impairment		878	761
Credit impairment (charges)/ releases		(719)	(585)
Profit before tax		159	176
Total assets		32,100		33,600
Total liabilities		21,500		21,100
Head Office
Disclosure of operating segments [line items]
Net interest income		248	99
Non-interest income/(expense)		(218)	103
Total income		30	202
Operating costs		(406)	(425)
UK regulatory levies		0	0
Litigation and conduct		(43)	(33)
Operating expenses		(449)	(458)
Other net income/(expenses)		16	(3)
Profit before impairment		(403)	(259)
Credit impairment (charges)/ releases		(58)	(51)
Profit before tax		(461)	£ (310)
Total assets		37,900		38,200
Total liabilities		£ 72,100		£ 69,000

[1]	Comprises the impact of the BoE levy scheme. Please refer to Financial Review, Other matters for details.